                                   DIRECTORS
                               J. Kevin Callaghan
                                Steven C. Phelps
                                Frank S. Bayley
                                Madelyn B. Smith

                               PRINCIPAL OFFICERS
                      Otis P. Heald III (Tres), President
                    Lisa P. Guzman, Treasurer and Secretary

                               INVESTMENT ADVISER
                         Badgley, Phelps and Bell, Inc.
                         1420 Fifth Avenue, Suite 4400
                           Seattle, Washington 98101

                                 ADMINISTRATOR,
                         TRANSFER AGENT AND DIVIDEND --
                                DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  Third Floor
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                             615 E. Michigan Street
                              Milwaukee, WI 53202

                                  DISTRIBUTOR
                         Rafferty Capital Markets, Inc.
                             550 Mamaroneck Avenue
                            Harrison, New York 10528

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                     100 East Wisconsin Avenue, Suite 1500
                           Milwaukee, Wisconsin 53202

                                 LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
                              780 N. Water Street
                           Milwaukee, Wisconsin 53202


                               SEMI-ANNUAL REPORT

                               November 30, 1998

                                    BADGLEY
                                  FUNDS, INC.

                              Badgley Growth Fund
                             Badgley Balanced Fund

                              [BADGLEY FUNDS LOGO]

                              BADGLEY FUNDS, INC.
                               SEMI-ANNUAL REPORT
                               NOVEMBER 30, 1998

Dear Shareholders:

We begin this report by thanking you, our shareholders, for the confidence you have demonstrated by investing in the Badgley Funds. Badgley, Phelps and Bell, Inc. is one of the oldest independent investment firms in the Pacific Northwest and has provided quality service to both private and institutional clients since 1966. It was with great pleasure that we launched our new fund family in June of this year. We are happy to report that since inception, the assets in the Badgley Funds have grown in excess of $7.5 million.

You have entrusted us with your assets during a tremendously volatile period in the capital markets. September 30 marked the largest quarterly decline in the stock market in eight years as investors worried about a number of issues ranging from shrinking profits to fears of a broadening international financial crisis. During this period, troubles in Asia and the collapse of the Russian economy exacted a costly toll on U.S. hedge funds and their investors.

Of all the issues we contended with in the second half of 1998, the general slowdown in corporate profit growth was the most worrisome. Although U.S. corporations have had a few years now to adjust to declining growth in Asia, increasing competition and falling prices have resulted in reduced profit expectations in many key industries. This development did not go unnoticed by the stock market, which punished companies with declining profits and rewarded companies with dependable earnings.

Nonetheless, the market recovered through November, led by the technology and consumer growth sectors, as the Standard & Poor's 500 and NASDAQ composite indices reached new all-time highs. The funds' above-market exposure in these high-growth areas led to solid investment performance. For the period since inception (June 25) to November 30, the Growth Fund returned 1.21%, in line with the broader markets (S&P 500).

Those same tumultuous events that rocked the stock market during this period also spilled over into the credit markets. As the ailing economies overseas became too rough and risky of a ride for investors, they flocked to the safety of U.S. Treasury securities. This flight to quality sent Treasury prices soaring and pushed interest rates to levels not seen since the 1960s.

With investors becoming more risk-averse during this turmoil, the fortunes for "spread products" such as U.S. agency, corporate and mortgage-backed bonds were not as favorable. It wasn't until Federal Reserve Chairman Alan Greenspan gave the green light to three separate decreases in the federal funds rate that some stability finally returned to the marketplace.

In the end, 1998 rewarded investors who held high-quality bonds in their portfolios. The fixed income portion of the Balanced Fund reaped these benefits and returned 4.5% for the period since inception (June 25) to November 30. The Balanced Fund's total return for the period ended November 30 was 3.08%. Higher-quality bonds will continue to be the basis of our fixed income strategy since we view bonds as a source of stability and do not believe that it is prudent to sacrifice credit quality for a marginal increase in returns.

With 1999 likely ushering in yet another year of anemic growth, we feel that our time-tested investment philosophy will be well suited to this uncertain environment. Once again, we would like to thank you for investing in the Badgley Funds.

Sincerely,

/s/  Otis P. Heald, III, CFA
----------------------------
Otis P. Heald III, CFA
President

                              BADGLEY FUNDS, INC.
                STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                               NOVEMBER 30, 1998

                                                                BALANCED FUND    GROWTH FUND
                                                                -------------    -----------
ASSETS:
  Investments, at market value (cost of $4,147,613 and
     $2,832,311, respectively)..............................     $4,368,566      $3,130,902
  Dividends receivable......................................          1,105           1,479
  Interest receivable.......................................         26,987             602
  Organization costs, net of accumulated amortization.......         24,290          24,290
  Receivable from adviser...................................          2,275           2,447
  Other assets..............................................         21,774          21,774
                                                                 ----------      ----------
     Total assets...........................................      4,444,997       3,181,494
                                                                 ----------      ----------
LIABILITIES:
  Accrued expenses and other liabilities....................         33,200          32,789
                                                                 ----------      ----------
     Total liabilities......................................         33,200          32,789
                                                                 ----------      ----------
NET ASSETS..................................................     $4,411,797      $3,148,705
                                                                 ==========      ==========
NET ASSETS CONSIST OF:
  Capital stock.............................................     $4,212,341      $2,887,863
  Accumulated undistributed net investment income (loss)....            733          (2,886)
  Accumulated undistributed net realized gain (loss) on
     investments............................................        (22,230)        (34,863)
  Net unrealized appreciation (depreciation) on
     investments............................................        220,953         298,591
                                                                 ----------      ----------
     Total net assets.......................................     $4,411,797      $3,148,705
                                                                 ==========      ==========
  Shares outstanding (par value of $.01, unlimited shares
     authorized)............................................        431,418         311,169
                                                                 ==========      ==========
  Net Asset Value, Redemption Price and Offering Price Per
     Share..................................................     $    10.23      $    10.12
                                                                 ==========      ==========

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      STATEMENT OF OPERATIONS (UNAUDITED)
                     JUNE 25, 1998(1) TO NOVEMBER 30, 1998

                                                                BALANCED FUND    GROWTH FUND
                                                                -------------    -----------
INVESTMENT INCOME:
  Dividend income...........................................      $  3,433        $  4,637
  Interest income...........................................        26,770           2,809
                                                                  --------        --------
     Total investment income................................        30,203           7,446
                                                                  --------        --------
EXPENSES:
  Investment advisory fees..................................         8,578           6,888
  Administration fees.......................................        12,902          12,902
  Shareholder servicing and accounting fees.................        19,731          19,099
  Distribution fees.........................................         2,383           1,722
  Custody fees..............................................         4,102           3,535
  Federal and state registration fees.......................        15,788          15,761
  Professional fees.........................................         8,324           8,324
  Reports to shareholders...................................         2,239           2,239
  Amortization of organization costs........................         2,171           2,171
  Directors' fees and expenses..............................           713             713
  Other.....................................................         3,056           3,056
                                                                  --------        --------
  Total expenses before waiver and reimbursement............        79,987          76,410
  Less: Waiver of expenses and reimbursement from Adviser...       (67,596)        (66,078)
                                                                  --------        --------
     Net expenses...........................................        12,391          10,332
                                                                  --------        --------
NET INVESTMENT INCOME (LOSS):...............................        17,812          (2,886)
                                                                  --------        --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments...................       (22,230)        (34,863)
  Change in unrealized appreciation (depreciation) on
     investments............................................       220,953         298,591
                                                                  --------        --------
     Net realized and unrealized gain (loss) on
       investments..........................................       198,723         263,728
                                                                  --------        --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........      $216,535        $260,842
                                                                  ========        ========

---------------

(1)  Commencement of operations.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                 STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)
                     JUNE 25, 1998(1) TO NOVEMBER 30, 1998

                                                                BALANCED FUND    GROWTH FUND
                                                                -------------    -----------
OPERATIONS:
  Net investment income (loss)..............................     $   17,812      $   (2,886)
  Net realized gain (loss) on investments...................        (22,230)        (34,863)
  Change in unrealized appreciation (depreciation) on
     investments............................................        220,953         298,591
                                                                 ----------      ----------
     Net increase in net assets resulting from operations...        216,535         260,842
                                                                 ----------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................        (17,080)             --
                                                                 ----------      ----------
                                                                    (17,080)             --
                                                                 ----------      ----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................      4,213,559       2,888,126
  Proceeds from shares issued to holders in reinvestment of
     dividends..............................................         16,358               0
  Cost of shares redeemed...................................        (17,575)           (263)
                                                                 ----------      ----------
     Net increase in net assets resulting from capital share
       transactions.........................................      4,212,342       2,887,863
                                                                 ----------      ----------
TOTAL INCREASE IN NET ASSETS................................      4,411,797       3,148,705
                                                                 ----------      ----------
NET ASSETS:
  Beginning of period.......................................              0               0
                                                                 ----------      ----------
End of period (including undistributed net investment income
  (loss) of $733 and $(2,886), respectively)................     $4,411,797      $3,148,705
                                                                 ==========      ==========

---------------

(1)  Commencement of operations.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                        FINANCIAL HIGHLIGHTS (UNAUDITED)
                     JUNE 25, 1998(1) TO NOVEMBER 30, 1998

                                                                FOR A FUND SHARE OUTSTANDING
                                                                   THROUGHOUT THE PERIOD
                                                                BALANCED FUND    GROWTH FUND
                                                                -------------    -----------
PER SHARE DATA:
  Net asset value, beginning of period......................     $    10.00      $    10.00
  Income from investment operations:
  Net investment income (loss)..............................           0.07           (0.01)
  Net realized and unrealized gain (loss) on investments....           0.23            0.13
                                                                 ----------      ----------
     Total from investment operations.......................           0.30            0.12
                                                                 ----------      ----------
  Less:
  Dividends from net investment income......................          (0.07)           0.00
                                                                 ----------      ----------
  Net asset value, end of period............................     $    10.23      $    10.12
                                                                 ==========      ==========
TOTAL RETURN(2).............................................          3.08%           1.21%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period.................................     $4,411,797      $3,148,705
  Ratio of net expense to average net assets:
     Before expense reimbursement(3)........................          8.39%          11.09%
     After expense reimbursement(3).........................          1.30%           1.50%
  Ratio of net investment income to average net assets:
     Before expense reimbursement(3)........................        (5.22)%         (10.01)%
     After expense reimbursement(3).........................          1.87%         (0.42)%
  Portfolio turnover rate...................................          3.94%           8.12%

---------------

(1)  Commencement of operations.

(2)  Not annualized.

(3)  Annualized.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               NOVEMBER 30, 1998

BALANCED FUND

 NUMBER
OF SHARES                                                                     VALUE
---------                                                                    --------
             COMMON STOCKS -- 49.4%
             ------------------------------------------------------------
             Bank & Holding Co. -- 2.8%
    775      Bankamerica Corp............................................    $ 50,520
  1,050      State Street Corp...........................................      72,056
                                                                             --------
                                                                              122,576
                                                                             --------
             Business Service -- 3.0%
    930      Automatic Data Processing Inc. .............................      71,610
  1,132      Cintas Corp.................................................      62,260
                                                                             --------
                                                                              133,870
                                                                             --------
             Chemical Manufacturing -- 1.0%
  1,211      Praxair, Inc................................................      46,245
                                                                             --------
             Communications & Media -- 1.7%
  1,384      Omnicom Group...............................................      73,957
                                                                             --------
             Consumer Service -- 1.6%
  1,879      Service Corp. International.................................      70,228
                                                                             --------
             Cosmetic & Soap -- 1.2%
  1,107      Gillette Co. ...............................................      50,853
                                                                             --------
             Drugs -- 6.0%
    727      Johnson & Johnson...........................................      59,069
    981      Medtronic, Inc. ............................................      66,401
    449      Merck & Co., Inc. ..........................................      69,539
    630      Pfizer, Inc.................................................      70,324
                                                                             --------
                                                                              265,333
                                                                             --------
             Electrical Equipment -- 3.8%
    820      Emerson Electric Co.........................................      53,300
    784      General Electric Co. .......................................      70,952
  1,123      Hubbell, Inc. - CL B........................................      45,271
                                                                             --------
                                                                              169,523
                                                                             --------
             Electronic Technology -- 2.6%
    713      Hewlett-Packard Co. ........................................      44,741
    670      Intel Corp..................................................      72,109
                                                                             --------
                                                                              116,850
                                                                             --------

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               NOVEMBER 30, 1998

BALANCED FUND

 NUMBER
OF SHARES                                                                     VALUE
---------                                                                   ----------
            Energy Raw Material -- 1.3%
  1,301     AES Corp.*..................................................    $   59,521
                                                                            ----------
            Financial Service -- 4.8%
  1,078     Fannie Mae..................................................        78,424
  1,392     Franklin Resources, Inc.*...................................        59,508
  3,164     MBNA Corp. .................................................        71,783
                                                                            ----------
                                                                               209,715
                                                                            ----------
            Food, Beverage & Tobacco -- 4.0%
  1,208     Pepsico, Inc................................................        46,735
  1,445     Starbucks Corp.* ...........................................        66,651
  2,388     Sysco Corp..................................................        64,327
                                                                            ----------
                                                                               177,713
                                                                            ----------
            Insurance -- 1.6%
    751     American International Group, Inc. .........................        70,594
                                                                            ----------
            Oil & Gas -- 1.3%
    685     Chevron Corp. ..............................................        57,283
                                                                            ----------
            Retail -- General -- 3.7%
  1,160     Costco Companies, Inc.*.....................................        72,790
  1,809     Home Depot..................................................        89,998
                                                                            ----------
                                                                               162,788
                                                                            ----------
            Software -- 2.3%
    820     Microsoft Corp.*............................................       100,040
                                                                            ----------
            Telecommunication -- 3.5%
  1,459     Cisco Systems, Inc.*........................................       109,972
    503     Lucent Technologies, Inc. ..................................        43,289
                                                                            ----------
                                                                               153,261
                                                                            ----------
            Telephone -- 1.9%
  1,386     MCI WorldCom, Inc.*.........................................        81,774
                                                                            ----------
            Travel & Recreation -- 1.3%
  1,752     The Walt Disney Co..........................................        56,392
                                                                            ----------
            TOTAL COMMON STOCKS (COST $1,975,358).......................     2,178,516
                                                                            ==========

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               NOVEMBER 30, 1998

BALANCED FUND

PRINCIPAL
 AMOUNT                                                                       VALUE
---------                                                                    --------
             CORPORATE BONDS AND NOTES -- 17.2%
             ------------------------------------------------------------
             Electronic Technology -- 3.0%
$125,000     IBM Corp.
             6.450%, 8/01/07.............................................    $133,316
                                                                             --------
             Finance Company -- 5.7%
 150,000     Assoc. Corp. NA
             6.000%, 4/15/03.............................................     152,269
 100,000     Norwest Corp.
             6.125%, 10/15/00............................................     101,258
                                                                             --------
                                                                              253,527
                                                                             --------
             Food, Beverage & Tobacco -- 4.8%
 100,000     Albertsons, Inc.
             6.375%, 6/01/00.............................................     101,626
 100,000     Sysco Corp.
             7.000%, 5/01/06.............................................     109,504
                                                                             --------
                                                                              211,130
                                                                             --------
             Oil & Gas -- 2.4%
 100,000     Amoco Company
             6.250%, 10/15/04............................................     105,354
                                                                             --------
             Retail Trade -- 1.3%
  55,000     Wal-Mart Stores Note
             6.125%, 10/01/99............................................      55,459
                                                                             --------
             TOTAL CORPORATE BONDS (COST $749,443).......................     758,786
                                                                             ========
             GOVERNMENT SECURITIES -- 27.1%
             ------------------------------------------------------------
             Government Bonds & Notes 13.0%
             US Treasury Notes:
 100,000     7.500%, 10/31/99............................................     102,438
 100,000     5.875%, 11/15/05............................................     106,906
 150,000     5.750%, 10/31/00............................................     153,047
 100,000     5.625%, 2/15/06.............................................     105,344
 100,000     5.500%, 2/15/08.............................................     105,563
                                                                             --------
             TOTAL GOVERNMENT NOTES (COST $565,922)......................     573,298
                                                                             ========

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               NOVEMBER 30, 1998

BALANCED FUND

PRINCIPAL
 AMOUNT                                                                        VALUE
---------                                                                    ----------
             Government Agency -- 14.1%
             Federal National Mortgage Association (FNMA) -- 10.1%
$100,000     6.800%, 1/10/03.............................................    $  105,948
 100,000     5.360%, 2/16/01.............................................       100,912
 125,000     6.290%, 2/11/02.............................................       130,051
 100,000     6.350%, 6/10/05.............................................       106,387
                                                                             ----------
                                                                                443,298
                                                                             ----------
             Federal Home Loan Bank -- 4.0%
  50,000     5.960%, 10/06/00............................................        50,931
 125,000     5.755%, 3/25/03.............................................       127,663
                                                                             ----------
                                                                                178,594
                                                                             ----------
             TOTAL U.S. GOVERNMENT AGENCY (COST $620,816)................       621,892
                                                                             ==========
             TOTAL GOVERNMENT SECURITIES (COST $1,186,738)...............     1,195,190
                                                                             ==========
             SHORT-TERM INVESTMENTS -- 5.4%
             ------------------------------------------------------------
             Variable Rate Demand Notes
 181,802     Wisc Corp Central Credit Union Demand Note..................       181,802
  26,310     General Mills Demand Note...................................        26,310
  15,944     Sara Lee Demand Note........................................        15,944
  12,018     Pitney Bowes Demand Note....................................        12,018
                                                                             ----------
             TOTAL SHORT-TERM INVESTMENTS (COST $236,074)................       236,074
                                                                             ----------
             TOTAL INVESTMENTS -- 99.1%
             (COST $4,147,613)...........................................     4,368,566
                                                                             ----------
             OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.9%.........        43,231
                                                                             ----------
             TOTAL NET ASSETS -- 100.0%..................................    $4,411,797
                                                                             ==========

*  Non-income producing security.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               NOVEMBER 30, 1998

GROWTH FUND

 NUMBER
OF SHARES                                                                     VALUE
---------                                                                    --------
             COMMON STOCKS -- 95.1%
             ------------------------------------------------------------
             Bank & Bank Holding Co. -- 5.4%
  1,078      Bankamerica Corp............................................    $ 70,272
  1,443      State Street Corp...........................................      99,026
                                                                             --------
                                                                              169,298
                                                                             --------
             Business Service -- 5.8%
  1,278      Automatic Data Processing, Inc..............................      98,406
  1,556      Cintas Corp.................................................      85,580
                                                                             --------
                                                                              183,986
                                                                             --------
             Chemical Manufacturing -- 2.0%
  1,663      Praxair, Inc................................................      63,506
                                                                             --------
             Communication & Media -- 3.2%
  1,901      Omnicom Group...............................................     101,585
                                                                             --------
             Consumer Service -- 3.1%
  2,580      Service Corp. International.................................      96,428
                                                                             --------
             Cosmetic & Soap -- 2.2%
  1,520      Gillette Co. ...............................................      69,825
                                                                             --------
             Drugs -- 11.6%
    998      Johnson & Johnson...........................................      81,088
  1,348      Medtronic, Inc..............................................      91,243
    616      Merck & Co., Inc............................................      95,403
    865      Pfizer, Inc.................................................      96,556
                                                                             --------
                                                                              364,290
                                                                             --------
             Electrical Equipment -- 7.4%
  1,126      Emerson Electric Co.........................................      73,190
  1,077      General Electric Co.........................................      97,468
  1,543      Hubbell, Inc. - CL B........................................      62,202
                                                                             --------
                                                                              232,860
                                                                             --------
             Electronic Technology -- 5.1%
    980      Hewlett-Packard Co. ........................................      61,495
    921      Intel Corp..................................................      99,123
                                                                             --------
                                                                              160,618
                                                                             --------

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               NOVEMBER 30, 1998

GROWTH FUND

 NUMBER
OF SHARES                                                                     VALUE
---------                                                                    --------
             Energy Raw Material -- 2.6%
    1,787    AES Corp.*..................................................   $  81,755
                                                                            ---------

             Financial Service -- 9.1%
    1,481    Fannie Mae..................................................     107,743

    1,912    Franklin Resources, Inc.* ..................................      81,738

    4,346    MBNA Corp...................................................      98,600
                                                                            ---------
                                                                              288,081
                                                                            ---------

             Food, Beverage & Tobacco -- 7.7%
    1,660    Pepsico, Inc. ..............................................      64,221

    1,985    Starbucks Corp.* ...........................................      91,558

    3,281    Sysco Corp. ................................................      88,382
                                                                            ---------
                                                                              244,161
                                                                            ---------

             Insurance -- 3.1%
    1,032    American International Group, Inc...........................      97,008
                                                                            ---------

             Oil & Gas -- 2.5%
      941    Chevron Corp................................................      78,691
                                                                            ---------

             Retail -- General -- 7.1%
    1,594    Costco Companies, Inc.*.....................................     100,023

    2,485    Home Depot..................................................     123,629
                                                                            ---------
                                                                              223,652
                                                                            ---------

             Software -- 4.4%
    1,126    Microsoft Corp.*............................................     137,372
                                                                            ---------

             Telecommunication -- 6.7%
    2,004    Cisco Systems, Inc.*........................................     151,051

      691    Lucent Technologies, Inc. ..................................      59,469
                                                                            ---------
                                                                              210,520
                                                                            ---------

             Telephone -- 3.6%
    1,903    MCI WorldCom, Inc.*.........................................     112,277
                                                                            ---------

             Travel & Recreation -- 2.5%
    2,407    The Walt Disney Co. ........................................      77,475
                                                                            ---------
                                                                            2,993,388
             TOTAL COMMON STOCKS (COST $2,694,796).......................   =========


                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                               NOVEMBER 30, 1998

GROWTH FUND

PRINCIPAL
 AMOUNT                                                                        VALUE
---------                                                                    ----------
             SHORT-TERM INVESTMENTS -- 4.4%
             ------------------------------------------------------------
             Variable Rate Demand Note
$137,514     Wisc. Corp. Central Credit Union Demand Note................    $  137,514
                                                                             ----------
             TOTAL SHORT-TERM INVESTMENTS (COST $137,515)................       137,514
                                                                             ==========
             TOTAL INVESTMENTS -- 99.5%
             (COST $2,832,311)...........................................     3,130,902
                                                                             ----------
             OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 0.5%                 17,803
                                                                             ----------
             TOTAL NET ASSETS -- 100.0%..................................    $3,148,705
                                                                             ==========

*  Non-income producing security.

                     See Notes to the Financial Statements

                              BADGLEY FUNDS, INC.
                       NOTES TO THE FINANCIAL STATEMENTS
                         NOVEMBER 30, 1998 (UNAUDITED)

1. ORGANIZATION

   Badgley Funds, Inc. (the "Corporation") was incorporated on April 28, 1998, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Badgley Balanced Fund (the "Balanced Fund") and the Badgley Growth Fund (the "Growth Fund") (collectively referred to as the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Balanced Fund is to seek long-term capital appreciation and income. The principal investment objective of the Growth Fund is to seek long-term capital appreciation. The Investment Adviser held 5,000 shares of the Balanced Fund capital stock and 5,000 shares of the Growth Fund capital stock at $10 per share on June 10, 1998. The Funds commenced operations on June 25, 1998.

   The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $26,461 for the Balanced Fund and Growth Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

   a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities traded on a national securities exchange for which there were no transactions on a given day, and securities not listed on a national securities exchange are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors of the Corporation. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

   b) Federal Income Taxes -- No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

   c) Income and Expenses -- The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

   d) Distributions to Shareholders -- Dividends from net investment income of the Balanced Fund are declared and paid quarterly. Dividends from net investment income of the Growth Fund are declared and paid annually. Distributions of the Balanced and Growth Funds' net realized capital gains, if any, will be declared at least annually.

   e) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                         NOVEMBER 30, 1998 (UNAUDITED)

      financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   f) Other -- Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. CAPITAL SHARE TRANSACTIONS

   Transactions in shares of the Funds for the period ended November 30, 1998, were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Shares sold.................................................       431,513         311,197
   Shares issued to holders in reinvestment of dividends.......         1,731              --
   Shares redeemed.............................................        (1,826)            (28)
                                                                      -------         -------
   Net increase................................................       431,418         311,169
                                                                      =======         =======

4. INVESTMENT TRANSACTIONS

   The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the period ended November 30, 1998, were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Purchases
     U.S. Government...........................................     $1,583,408      $       --
     Other.....................................................      2,424,533       2,841,535
   Sales
     U.S. Government...........................................             --              --
     Other.....................................................         94,463         146,739

   At November 30, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                                   BALANCED FUND    GROWTH FUND
                                                                   -------------    -----------
   Appreciation................................................      $255,986        $344,033
   (Depreciation)..............................................       (35,033)        (45,442)
                                                                     --------        --------
   Net appreciation on investments.............................      $220,953        $298,591
                                                                     ========        ========

                              BADGLEY FUNDS, INC.
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
                         NOVEMBER 30, 1998 (UNAUDITED)

   At November 30, 1998, the cost of investments for federal income tax purposes was $4,147,613 and $2,832,311 for the Balanced Fund and the Growth Fund, respectively.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

   The Corporation has an Investment Advisory Agreement (the "Agreement") with the Adviser, with whom certain officers and Directors of the Corporation are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Corporation, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.90% of the Balanced Fund's average daily net assets and 1.00% of the Growth Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

   For the fiscal year ending June 30, 1999, the Adviser has agreed to waive its management fee and/or reimburse the Funds' other expenses to the extent necessary to ensure that the Balanced Fund's total operating expense do not exceed 1.30% of its average daily net assets and that the Growth Fund's total operating expenses do not exceed 1.50% of its average daily net assets. Any such waiver or reimbursement is subject to later adjustment during the term of the Agreement to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended November 30, 1998, the Adviser waived expenses of $67,596 and $66,078 for the Balanced Fund and Growth Fund, respectively.

   The Corporation, on behalf of each of the Funds, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes it to pay Rafferty Capital Markets, Inc. (the "Distributor") a distribution and shareholder servicing fee of 0.25% of each Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses.